Equity-settled share-based payments - Key Grant Date Fair Value and Other Assumptions (Details) - USD ($)	May 15, 2019	Apr. 01, 2019	May 15, 2018	Apr. 01, 2018	May 15, 2017	Apr. 01, 2017
Share-Based Payment Arrangements [Abstract]
Grant date, fair value (USD per share)	$ 7.20	$ 7.00	$ 9.10	$ 8.43	$ 12.14	$ 11.88
Possibility of ceasing employment before vesting (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%